Shares to be issued	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Notes to Financial Statements
Shares to be issued
17.	Shares to be issued –equity

As of the year ended June 30, 2019, the Company had potential shares to be issued under common stock in total amount of $29,000.

During the three months ended September 30, 2019, the Company issued the $29,000 share to be issued – equity by 1,000,000 shares of the Company’s common stock.

During the three months ended December 31, 2019, the Company recorded in total amount of $100,000 potential share to be issued – equity.

As of December 31, 2019 and June 30, 2019, the Company had total potential shares to be issued under common stock and preferred stock in total amount of $100,000 and $29,000, respectively.

16. Shares to Be Issued

During the year ended June 30, 2019, the Company had entered into one private placement agreement and had potential shares to be issued in total amount of $100,000.

As of June 30, 2019 and 2018, the Company had balance of $100,000 and $2,691,000 share to be issued.